Equity - Additional information (Detail)												1 Months Ended	12 Months Ended
	Apr. 01, 2024 PEN (S/)	Apr. 01, 2024 USD ($) $ / shares	Mar. 31, 2023 PEN (S/)	Mar. 31, 2023 USD ($) $ / shares	Mar. 29, 2023 PEN (S/) shares	Mar. 31, 2022 PEN (S/)	Mar. 31, 2022 USD ($) $ / shares	Nov. 24, 2021 PEN (S/)	Nov. 24, 2021 USD ($) $ / shares	Mar. 31, 2021 PEN (S/)	Mar. 31, 2021 USD ($) $ / shares	Jul. 31, 2019 $ / shares	Dec. 31, 2023 PEN (S/) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 PEN (S/)	Dec. 31, 2022 PEN (S/) shares
Disclosure of classes of share capital [line items]
Common stock, nominal value | $ / shares												$ 0
Common stock, issuance value per share | $ / shares												$ 9.72
Subscribed and paid-in common shares | shares													115,447,705			115,447,705
Dividends distribution declared			S/ 511,788,000	$ 136,222,000		S/ 751,532,000	$ 202,025,000	S/ 301,757,000	$ 75,038,000	S/ 332,096,000	$ 88,891,000
Dividends distribution declared, per share | $ / shares				$ 1.18			$ 1.75		$ 0.65		$ 0.77
Treasury stock, sold value					S/ 75,000
Regulatory capital requirement													According to Legislative Decree No. 1028, Interbank’s regulatory capital must be equal to or higher than 10 percent of the assets and contingent credits weighted by total risk represented by the sum of the regulatory capital requirement for market risk multiplied by 10, the regulatory capital requirement for operational risk multiplied by 10 and the assets and contingent credits weighted by credit risk.	According to Legislative Decree No. 1028, Interbank’s regulatory capital must be equal to or higher than 10 percent of the assets and contingent credits weighted by total risk represented by the sum of the regulatory capital requirement for market risk multiplied by 10, the regulatory capital requirement for operational risk multiplied by 10 and the assets and contingent credits weighted by credit risk.
Additional regulatory capital													S/ 594,256,000			S/ 840,914,000
Percentage of solvency													35.00%	35.00%
Legal and special reserves													S/ 1,670,500,000			S/ 1,545,471,000
Regulatory capital requirement, Explanation of change													Through Multiple Official Letter No. 27358-2021 and Emergency Decree 003-2022, it was established that in the period between April 2021 and August 2022, the regulatory capital for financial companies shall be equal or higher than 8 percent of total risk-weighted assets and contingencies, and from September 2022 to March 2023, it will be of 8.5 percent. Once this period ends, the regulatory capital shall go back to be equal or higher than 10 percent determined as or indicated above. SBS Resolution No. 3952-2022, and its amendments, established that within the period between January and March 2023, the regulatory capital for financial companies must be equal or higher than 8.5 percent of the assets and contingent assets weighted by total risks; equal or higher than 9 percent between April 2023 and February 2024; equal or higher than 9.5 percent between March and August 2024; and 10 percent from September 2024 onwards. This also modifies the regulations for regulatory capital requirements for credit risk, revoking Official Multiple Letter No. 27358-2021-SBS and Emergency Decree No. 003-2022.	Through Multiple Official Letter No. 27358-2021 and Emergency Decree 003-2022, it was established that in the period between April 2021 and August 2022, the regulatory capital for financial companies shall be equal or higher than 8 percent of total risk-weighted assets and contingencies, and from September 2022 to March 2023, it will be of 8.5 percent. Once this period ends, the regulatory capital shall go back to be equal or higher than 10 percent determined as or indicated above. SBS Resolution No. 3952-2022, and its amendments, established that within the period between January and March 2023, the regulatory capital for financial companies must be equal or higher than 8.5 percent of the assets and contingent assets weighted by total risks; equal or higher than 9 percent between April 2023 and February 2024; equal or higher than 9.5 percent between March and August 2024; and 10 percent from September 2024 onwards. This also modifies the regulations for regulatory capital requirements for credit risk, revoking Official Multiple Letter No. 27358-2021-SBS and Emergency Decree No. 003-2022.
Purchase of treasury shares													S/ 80,946,000		S/ 594,000
Purchase Of Treasury Share | shares													938,371	938,371
Sale Or Issue Of Treasury Share | shares					750
Repurchase Of Treasury Shares Value | $				$ 100,000,000
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividends distribution declared	S/ 427,369,000	$ 115,443,000
Dividends distribution declared, per share | $ / shares		$ 1
Interfondos SA Sociedad Administradora de Fondos [Member]
Disclosure of classes of share capital [line items]
Entity shares held by subsidiary, shares | shares													967,000			29,000
Entity shares held by subsidiary, value													S/ 84,309,000			S/ 3,363,000
Purchase of treasury shares													S/ 81,021,000	$ 21,952,000
Reserve [Member]
Disclosure of classes of share capital [line items]
Reserve charged to retained earnings						S/ 800,000,000